N-2	Aug. 07, 2023
Cover [Abstract]
Entity Central Index Key	0001427570
Amendment Flag	false
Securities Act File Number	1-37897
Document Type	8-K
Entity Registrant Name	RESHAPE LIFESCIENCES INC.
Entity Address, Address Line One	18 Technology Dr, Suite 110
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	429-6680
Entity Emerging Growth Company	false